ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited (“Melco”) was incorporated in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America.
Melco together with its subsidiaries (collectively referred to as the “Company”) is a developer, owner and operator of integrated resort facilities in Asia and Europe. The Company currently operates Altira Macau, an integrated resort located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated resort located at Cotai, Macau and Grand Dragon Casino, a casino located at Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which is majority-owned by Melco and completed its initial public offering with its ADSs listed on the New York Stock Exchange in October 2018, also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiaries, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries (collectively referred to as “ICR Cyprus Group”), is currently developing City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”), and is currently operating a temporary casino in Limassol and is licensed to operate four satellite casinos in Cyprus (“Cyprus Operations”). Upon the opening of City of Dreams Mediterranean, the Company will continue to operate the satellite casinos while operation of the temporary casino will cease.
As of December 31, 2020 and 2019, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19
In connection with the outbreak of the coronavirus
(COVID-19)
in the first quarter of 2020, travel restrictions, temporary business closures and other prohibitions have been imposed by the People’s Republic of China (“PRC”), Macau, the Philippines, Cyprus and other countries or regions throughout the world. Additionally, health-related precautionary measures have been imposed and remain in place at all of the Company’s properties which have significantly disrupted its casino and resort operations.
In Macau, on February 5, 2020, the Company’s Macau casino operations were suspended for a
15-day
period and resumed operations only on a reduced basis on February 20, 2020 with limited visitations from Hong Kong, Taiwan and certain regions of the PRC among other countries and Altira resumed operation on February 24, 2020. In March 2020, the governments in Macau, Hong Kong and certain provinces in the PRC, including Guangdong, imposed further entry bans, restrictions and quarantine requirements on nearly all visitors traveling to and from Macau.
Commencing from July 15, 2020, certain travelers entering Guangdong from Macau were no longer subject to mandatory quarantine, while from August 12, 2020, those entering the PRC from Macau were generally no longer subject to mandatory quarantines. On August 26, 2020, the Chinese authorities resumed the issuance of Individual Visit Scheme (“IVS”) visas for Guangdong residents, while the nationwide resumption of IVS visa issuances commenced on September 23, 2020. On December 21, 2020, the Macau government announced that, generally, individuals who have been to countries and regions other than the PRC and Taiwan in the preceding 21 days are required to undergo a mandatory
21-day
quarantine upon entry into Macau from the PRC, Taiwan or Hong Kong. Foreigners continue to be unable to enter Macau, except if they have been in the PRC in the preceding 21 days and are eligible for an exemption application. Despite these developments, the Company’s operations continue to be impacted by significant travel bans, restrictions, and quarantine requirements imposed by the governments in Macau, Hong Kong and certain provinces in the PRC on visitors traveling to and from Macau, and such bans, restrictions and requirements have been, and may continue to be, modified by the relevant authorities from time to time as COVID-19 developments
unfold.
In the Philippines, City of Dreams Manila was closed due to the Enhanced Community Quarantine for the entire island of Luzon including Metro Manila, which began on March 16, 2020. However, since June 19, 2020, as permitted by the Philippine Amusement and Gaming Corporation (“PAGCOR”), City of Dreams Manila has conducted a dry run of its gaming and hospitality operations with a limited number of participants strictly adhering to the new guidelines on social distancing, hygiene and sanitation procedures imposed by the Philippine government. On August 3, 2020, a Modified Enhanced Community Quarantine was re-imposed in Metro Manila due to the rising number of
COVID-19
cases and the dry run was halted for more than two weeks. On August 19, 2020, Metro Manila was placed under a General Community Quarantine and City of Dreams Manila was allowed to resume its dry run previously started in June 2020. On August 24, 2020, the Philippine government allowed PAGCOR-licensed casinos in areas covered by the General Community Quarantine to operate at limited operational capacity. The General Community Quarantine in Metro Manila was originally extended to until March 31, 2021. However, on March 27, 2021, the Philippine government re-imposed the Enhanced Community Quarantine over Metro Manila and adjacent provinces from March 29, 2021 to April 4, 2021 to stem the recent surge of COVID-19 cases. City of Dreams Manila was temporarily closed beginning on March 29, 2021, and will remain closed for the duration of the Enhanced Community Quarantine Period.
In Cyprus, as instructed by the government, the casino operations were closed with effect from March 16, 2020 and resumed on June 13, 2020 except for the satellite casino in Larnaca which was expected to be reopened once it moved to a new location. Commencing from October 23, 2020, the cities of Limassol and Paphos were subject to curfews and from November 5, 2020, the curfew was extended throughout the rest of Cyprus. As a result, the operations in Cyprus are required to be closed during those hours while the curfew remains in place. On November 12, 2020, as part of the regional lockdown, the casino operations in Limassol and Paphos were suspended and from November 30, 2020, in an effort to prevent the spread of
COVID-19,
the Cyprus government announced a measure which included the closure of the casino operations in Cyprus. The operations in Cyprus are currently closed and will remain closed while such measures remain in place.
The COVID-19 outbreak has also impacted on the construction schedules of the remaining development project at Studio City and the City of Dreams Mediterranean project in Cyprus. The Company currently expects additional time will be needed to complete the construction of these projects.

The
COVID-19
outbreak and the related events have also caused severe disruptions to the Company’s resort tenants and other business partners, which may increase the risk of these entities defaulting on their contractual obligations with the Company.
The disruptions to the Company’s business had material adverse effects on its financial condition and operations for the year ended December 31, 2020. As the disruptions are ongoing, such adverse effects have continued beyond the 2020 year and the Company is unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition due to uncertainties surrounding the business recovery from such disruptions, successful development of safe and effective vaccines and treatment of
COVID-19,
travel restrictions, customer sentiment and other events related to the
COVID-19
outbreak.
As of December 31, 2020, the Company had cash and cash equivalents, of $1,755,351 and available borrowing capacity of $1,744,637, subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the current
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions, refinancing certain existing borrowings and raising additional capital through new senior note offerings.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months from the date of these consolidated financial statements.